Investment Strategy	Jun. 30, 2025
Victory Pioneer Bond Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including up to 5% of its total assets in securities of emerging market issuers.